CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 77,991	$ 137,882
Restricted cash	736	12,892
Accounts receivable, net	51,932	60,290
Due from affiliate companies	14,614	19,710
Inventories	10,489	27,746
Prepaid expenses and other current assets	12,239	40,190
Total current assets	168,001	298,710
Vessels, port terminals and other fixed assets, net	1,276,514	1,898,455
Deferred dry dock and special survey costs, net	26,599	25,122
Long-term receivable from affiliate companies	5,328	0
Loan receivable from affiliate companies	24,495	46,089
Investments in affiliates	64,352	91,111
Other long-term assets	49,071	23,736
Operating lease assets	264,005	0
Intangible assets other than goodwill	104,154	138,937
Goodwill	160,336	160,336
Total non-current assets	1,974,854	2,383,786
Total assets	2,142,855	2,682,496
Current liabilities
Accounts payable	21,673	78,947
Accrued expenses and other liabilities	51,180	123,652
Deferred income and cash received in advance	8,854	11,753
Operating lease liabilities, current portion	87,103	0
Due to affiliate companies	6,353	37,063
Current portion of loan payable to affiliate companies	24,715	0
Current portion of long-term debt, net	25,395	69,051
Total current liabilities	225,273	320,466
Senior and ship mortgage notes, net	1,170,679	1,272,108
Long-term debt, net of current portion	236,635	474,848
Loan payable to affiliate companies, net of current portion	105,823	0
Other long-term liabilities and deferred income	5,958	19,063
Operating lease liabilities, net of current portion	226,329	0
Long-term payable to affiliate companies	5,000	67,154
Deferred tax liability	8,133	7,177
Total non-current liabilities	1,758,557	1,840,350
Total liabilities	1,983,830	2,160,816
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 23,242 and 46,302 issued and outstanding as of December 31, 2019 and 2018, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 13,360,356 and 12,843,414 issued and outstanding as of December 31, 2019 and 2018, respectively.	1	1
Additional paid-in capital	641,765	686,671
Accumulated deficit	(597,916)	(434,739)
Total Navios Holdings stockholders' equity	43,850	251,933
Noncontrolling interest	115,175	269,747
Total stockholders' equity	159,025	521,680
Total liabilities and stockholders' equity	$ 2,142,855	$ 2,682,496